SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value measurements - Recurring (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of short term investments	¥ 5,197	¥ 13,586	¥ 30,158
Recurring | Level 1 | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments, Fair value	0	0
Recurring | Level 2 | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments, Fair value	220,877	362,195
Recurring | Level 3 | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments, Fair value	¥ 0	¥ 0